Note 11 - Summary of Stock Options (Details) - Valuation Assumptions for Stock Options - Employee Stock Option [Member]	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Note 11 - Summary of Stock Options (Details) - Valuation Assumptions for Stock Options [Line Items]
Expected term (in years)	5 years	5 years	5 years	5 years	5 years	5 years
Average volatility		61.00%		61.00%	61.00%	68.00%
Risk-free interest rate		1.80%		1.80%	1.80%	0.84%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%